Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of deferred income taxes provided on temporary differences
Tax depreciation greater (less) than book depreciation	$ 51	$ (13)	$ (7)
Book amortization in excess of tax amortization		(20)	(9)
Liabilities currently (not deductible) deductible for tax	(28)	(27)	14
Net tax losses (benefited) utilized	(37)	48	(23)
Change in valuation allowance on deferred tax assets	(78)	(3)
Other	16	(2)	13
Deferred income tax, Total	$ (76)	$ (17)	$ (12)